Note 19 - Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Unrecognized tax benefits as of the beginning of the year	$ 2,822	$ 1,681
Increases related to prior year tax provisions	161	182
Increase related to current year tax provisions	497	959
Unrecognized tax benefits as of the end of the year	$ 3,480	$ 2,822